Acquisitions, Solace Technologies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets Acquired [Abstract]
Goodwill		$ 154,282	$ 145,939	$ 134,620
Turning Point [Member] | Solace [Member]
Acquisitions [Abstract]
Cash paid for acquisition	$ 7,700
Earn-out fair value	1,100
Holdback for acquisition	$ 500
Holdback period		18 months
Shares to be issued upon achievement of milestones (in shares)	44,295
Purchase Price [Abstract]
Purchase consideration transferred		$ 9,405
Adjustments to consideration transferred [Abstract]
Cash acquired		(45)
Working capital		(235)
Adjusted consideration transferred		9,125
Assets Acquired [Abstract]
Working capital (primarily AR and inventory)		1,132
Fixed assets and other long term assets		414
Intangible assets		1,352
Other liabilities		(209)
Net assets acquired		2,689
Goodwill		6,436
Goodwill deductible for tax purposes		$ 6,400
Turning Point [Member] | Solace [Member] | Performance-Based Restricted Stock Units [Member]
Acquisitions [Abstract]
Performance based restricted stock units issued (in shares)	88,582
Fair value of performance based restricted stock units issued	$ 4,620